Minimum future lease payments for operating and capital leases (Detail) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Lease Obligations [Line Items]
2015	$ 481,000
2016	473,000
2017	214,000
2018	141,000
2019	141,000
Thereafter	687,000
Total Minimum Lease Payments	2,137,000
2015	166,000
2016	168,000
2017	191,000
2018	191,000
2019	191,000
Thereafter	364,000
Total Minimum Lease Payments	1,271,000
Less: Amount representing interest	(117,000)
Present value of minimum lease payments	$ 1,154,000	$ 1,286,000